Facility Operating Lease (Details) - USD ($)		3 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Apr. 01, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Facility Operating Lease (Details) [Line Items]
Operating lease	$ 781,813
Operating lease term		4 years 6 months
Discount rate		0.75%		0.75%
Operating lease costs		$ 31,593	$ 0
Operating expenses and electricity		$ 56,803	$ 0
Lease description		The sub-lease provides for base monthly rent of $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 plus common area operating and utility costs. During the three months ended September 30, 2021 the Company recognized $90,352 of rental income, including reimbursement of common area operating and utility costs.
Lease term				4 years 9 months
Total operating lease costs				$ 30,783	$ 0	$ 0
Lease description				The lease provides for base monthly rent of approximately $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 on a month-to-month basis plus common area and operating expenses.
Rent income				$ 84,743
Operating lease [Member]
Facility Operating Lease (Details) [Line Items]
Total operating lease costs				$ 39,090	$ 0	$ 0